Label	Element	Value
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Large Cap Strategies Fund
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026